Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ETF TRUST
CIK	dei_EntityCentralIndexKey	0001849998
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 27, 2023
Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2023
Prospectus Date	rr_ProspectusDate	Dec. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes U.S. Strategic Dividend ETF | Federated Hermes U.S. Strategic Dividend ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XFDVX